FINANCIAL INSTRUMENTS - Schedule of Financial Assets Excluding Derivatives (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks	[1]	£ 7,001	£ 8,060
Loans and advances to customers	[1]	448,567	440,200
Asset-backed securities:
Total debt instruments held		6,835	5,405
Total held at fair value through profit or loss	[1]	206,771	191,169
Total financial assets at fair value through other comprehensive income		28,137	27,603
Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks		4,170	4,467
Loans and advances to customers		25,368	24,009
Debt securities:
Government securities		17,680	20,622
Other public sector securities		2,731	2,354
Bank and building society certificates of deposit		6,297	4,841
Asset-backed securities:
Mortgage-backed securities		433	467
Other asset-backed securities		275	265
Corporate and other debt securities		19,802	18,134
Total debt instruments held		47,218	46,683
Treasury and other bills		19	18
Reinsurance contracts held that are assets		12,371	19,543
Equity shares		117,625	96,449
Total held at fair value through profit or loss		206,771	191,169
Financial assets at fair value through profit or loss | Asset-backed securities
Asset-backed securities:
Mortgage-backed securities		433	467
Other asset-backed securities		275	265
Corporate and other debt securities		19,802
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities		14,613	14,286
Asset-backed securities:
Corporate and other debt securities		13,134	12,935
Total debt instruments held		27,817	27,401
Treasury and other bills		85	36
Equity shares		235	166
Total financial assets at fair value through other comprehensive income		28,137	27,603
Financial assets at fair value through other comprehensive income | Asset-backed securities
Asset-backed securities:
Other asset-backed securities		70	180
Total financial assets carried at fair value, excluding derivatives
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives		234,908	218,772
Level 1
Asset-backed securities:
Total debt instruments held		0	0
Total held at fair value through profit or loss		133,569	115,081
Level 1 | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks		0	0
Loans and advances to customers		0	0
Debt securities:
Government securities		17,668	20,332
Other public sector securities		0	0
Bank and building society certificates of deposit		0	44
Asset-backed securities:
Corporate and other debt securities			0
Total debt instruments held		17,668	20,376
Treasury and other bills		19	18
Reinsurance contracts held that are assets		0	0
Equity shares		115,882	94,687
Level 1 | Financial assets at fair value through profit or loss | Asset-backed securities
Asset-backed securities:
Mortgage-backed securities		0	0
Other asset-backed securities		0	0
Corporate and other debt securities		0
Level 1 | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities		14,613	14,286
Asset-backed securities:
Corporate and other debt securities		644	498
Total debt instruments held		15,257	14,784
Treasury and other bills		85	36
Equity shares		0	0
Total financial assets at fair value through other comprehensive income		15,342	14,820
Level 1 | Financial assets at fair value through other comprehensive income | Asset-backed securities
Asset-backed securities:
Other asset-backed securities		0	0
Level 1 | Total financial assets carried at fair value, excluding derivatives
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives		148,911	129,901
Level 2
Asset-backed securities:
Total debt instruments held		6,739	5,387
Level 2 | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks		4,170	4,467
Loans and advances to customers		15,575	12,508
Debt securities:
Government securities		12	290
Other public sector securities		2,731	2,289
Bank and building society certificates of deposit		6,297	4,797
Asset-backed securities:
Corporate and other debt securities			16,245
Total debt instruments held		27,773	24,353
Treasury and other bills		0	0
Reinsurance contracts held that are assets		12,371	19,543
Equity shares		0	171
Total held at fair value through profit or loss		59,889	61,042
Level 2 | Financial assets at fair value through profit or loss | Asset-backed securities
Asset-backed securities:
Mortgage-backed securities		433	467
Other asset-backed securities		177	265
Corporate and other debt securities		18,123
Level 2 | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities		0	0
Asset-backed securities:
Corporate and other debt securities		12,490	12,437
Total debt instruments held		12,490	12,437
Treasury and other bills		0	0
Equity shares		0	0
Total financial assets at fair value through other comprehensive income		12,490	12,437
Level 2 | Financial assets at fair value through other comprehensive income | Asset-backed securities
Asset-backed securities:
Other asset-backed securities		0	0
Level 2 | Total financial assets carried at fair value, excluding derivatives
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives		72,379	73,479
Level 3
Asset-backed securities:
Total debt instruments held		137	11
Level 3 | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to banks		0	0
Loans and advances to customers		9,793	11,501
Debt securities:
Government securities		0	0
Other public sector securities		0	65
Bank and building society certificates of deposit		0	0
Asset-backed securities:
Corporate and other debt securities			1,889
Total debt instruments held		1,777	1,954
Treasury and other bills		0	0
Reinsurance contracts held that are assets		0	0
Equity shares		1,743	1,591
Total held at fair value through profit or loss		13,313	15,046
Level 3 | Financial assets at fair value through profit or loss | Asset-backed securities
Asset-backed securities:
Mortgage-backed securities		0	0
Other asset-backed securities		98	0
Corporate and other debt securities		1,679
Level 3 | Financial assets at fair value through other comprehensive income
Debt securities:
Government securities		0	0
Asset-backed securities:
Corporate and other debt securities		0	0
Total debt instruments held		70	180
Treasury and other bills		0	0
Equity shares		235	166
Total financial assets at fair value through other comprehensive income		305	346
Level 3 | Financial assets at fair value through other comprehensive income | Asset-backed securities
Asset-backed securities:
Other asset-backed securities		70	180
Level 3 | Total financial assets carried at fair value, excluding derivatives
Asset-backed securities:
Total financial assets carried at fair value, excluding derivatives		£ 13,618	£ 15,392

[1]	See note 1 regarding changes to presentation.